The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

Value Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the Value Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

U.S. Mid Cap Value Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the U.S. Mid Cap Value Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

Global Value Equity Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the Global Value Equity Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

High Yield Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the High Yield Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

U.S. Mid Cap Value Portfolio (Class II)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the U.S. Mid Cap Value Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

Equity and Income Portfolio (Class II)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the Equity and Income Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.

Supplement dated April 30, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

International Growth Equity Portfolio (Class II)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the International Growth Equity Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, stockholders of the Portfolio would become stockholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's stockholders of record as of February 11, 2010 at a special meeting of stockholders anticipated to be held on May 11, 2010, unless adjourned.

Please retain this supplement for future reference.